ACQUISITION OF WGL HOLDINGS INC. (Summary of Pro Forma Information) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
ACQUISITION OF WGL HOLDINGS INC. [Abstract]
Pro forma revenue	$ 5,962	$ 5,704
Pro forma net income (loss) after taxes	$ (304)	$ 450